<SEC-DOCUMENT>
<SEQUENCE>1
<FILENAME>r13f1q06w-a.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Winslow Capital Management, Inc.
Address: 	4720 IDS Tower
         	80 South Eighth Street
         	Minneapolis, MN 55402

13F File Number:  28-03676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Newstrum
Title:     Trader
Phone:     612-376-9121
Signature, Place, and Date of Signing:

     /s/ Stacey Newstrum     Minneapolis, MN     November 2, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $854,897 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

										                      Voting Authority
	Class				Value		Shs/		Sh/ Put/  Inv	Other
Issuer Name	Title	CUSIP		(x$1000)	Prn Amt		Prn Call  Dsn	Mgrs	Sole    Shared	  None
ADVANCE AUTO PT	COM	00751Y106	13,096		314,500		SH	Sole		265,700		48,800
ALCON INC	COM	H01301102	 9,031		 86,620		SH	Sole		 73,150		13,470
ALLERGAN	COM	018490102	 9,656		 89,000		SH	Sole		 75,500		13,500
AMERICA MV ADR	COM	02364W105	20,450		596,900		SH	Sole		503,600		93,300
AMRCN EXPRESS	COM	025816109	13,165		250,530		SH	Sole		211,900		38,630
AMGEN INC	COM	031162100	11,754		161,573		SH	Sole		136,523		25,050
APPLE COMP	COM	037833100	 7,329		116,850		SH	Sole		 98,550		18,300
BAKER HUGHES	COM	057224107	   879		 12,850		SH	Sole		    250		12,600
BROADCOM CORP	COM	111320107	20,502		475,025		SH	Sole		402,050		72,975
CAREMARK RX	COM	141705103	22,079		448,934		SH	Sole		379,194		69,740
CISCO SYS	COM	17275R102	 9,641		444,900		SH	Sole		374,000		70,900
COACH INC	COM	189754104	 9,465		273,700		SH	Sole		232,600		41,100
CORNING INC	COM	219350105	11,019		409,323		SH	Sole		344,323		65,000
CVS CORP	COM	126650100	 9,832		329,150		SH	Sole		278,400		50,750
DANAHER CORP	COM	235851102	19,272		303,259		SH	Sole		256,559		46,700
EBAY INC	COM	278642103	15,517		397,872		SH	Sole		336,112		61,760
ECOLAB INC	COM	278865100	 8,618		225,600		SH	Sole		190,600		35,000
FASTENAL CO	COM	311900104	14,244		300,878		SH	Sole		254,178		46,700
FISHER SCNTFC	COM	338032204	25,474		374,341		SH	Sole		315,881		58,460
FRANKLIN RSRCS	COM	354613101	16,894		179,267		SH	Sole		150,867		28,400
GENENTECH INC	COM	368710406	12,075		142,877		SH	Sole		120,237		22,640
GENERAL ELEC	COM	369604103	36,966	      1,062,845		SH	Sole		897,565	       165,280
GILEAD SCIENCE	COM	375558103	10,637		170,950		SH	Sole		144,350		26,600
GOLDEN WEST	COM	381317106	14,000		206,190		SH	Sole		174,120		32,070
GOLDMAN SACHS	COM	38141G104	25,527		162,633		SH	Sole		136,883		25,750
GOOGLE CL A	COM	38259P508	31,855		 81,680		SH	Sole		 68,880		12,800
HALLIBURTN	COM	406216101	18,250		249,930		SH	Sole		211,530		38,400
HEWLETT-PCKRD	COM	428236103	 9,186		279,200		SH	Sole		235,900		43,300
KOHLS CORP	COM	500255104	13,313		251,150		SH	Sole		212,500		38,650
LINEAR TECH	COM	535678106	 8,402		239,500		SH	Sole		202,500		37,000
LOWE'S COMP	COM	548661107	15,972		247,854		SH	Sole		208,874		38,980
MARVELL TECH	COM	G5876H105	 7,501		138,650		SH	Sole		116,800		21,850
MAXIM IGD PRD	COM	57772K101	13,006		350,100		SH	Sole		295,900		54,200
MEDTRONIC 	COM	585055106	 9,189		181,060		SH	Sole		153,080		27,980
MERRILL LYNCH	COM	590188108	 9,807		124,521		SH	Sole		104,921		19,600
MICROSOFT	COM	594918104	28,739	      1,056,191		SH	Sole		890,931	       165,260
MONSANTO CO	COM	61166W101	12,196		143,900		SH	Sole		121,880		22,020
MOTOROLA INC	COM	620076109	 9,740		425,150		SH	Sole		360,250		64,900
NAVTEQ CORP	COM	63936L100	10,054		198,500		SH	Sole		167,500		31,000
NETWORK APP	COM	64120L104	12,986		360,431		SH	Sole		303,431		57,000
NII HOLDINGS	COM	62913F201	 8,902		150,950		SH	Sole		127,050		23,900
PAYCHEX INC	COM	704326107	11,386		273,298		SH	Sole		230,298		43,000
PRCTR & GMBL    COM     742718109       25,312          439,224         SH      Sole            370,974         68,250
QUALCOMM INC	COM	747525103	31,318		618,819		SH	Sole		523,819		95,000
RESRCH N MTN	COM	760975102	11,374		134,000		SH	Sole		113,400		20,600
ROBERT HALF	COM	770323103	 8,102		209,850		SH	Sole		177,050		32,800
SAP AG ADR	COM	803054204	 9,775		179,950		SH	Sole		152,500		27,450
SCHLUMBERGER	COM	806857108	 8,764		 69,245		SH	Sole		 64,235		 5,010
SILICON LABS	COM	826919102	 9,309		169,400		SH	Sole		146,800		22,600
SLM CORP	COM	78442P106	23,017		443,155		SH	Sole		375,645		67,510
ST JUDE MED	COM	790849103	10,354		252,542		SH	Sole		213,492		39,050
TARGET CORP	COM	87612E106	 9,669		185,900		SH	Sole		157,000		28,900
TEXAS INSTRMNTS	COM	882508104	 9,329		287,300		SH	Sole		243,300		44,000
UNITED TECH	COM	913017109	11,367		196,080		SH	Sole		165,460		30,620
UNITEDHLTH GRP	COM	91324P102	28,132		503,616		SH	Sole		424,316		79,300
UTI WORLDWIDE	COM	G87210103	 6,807		215,400		SH	Sole		182,100		33,300
VALERO ENRGY	COM	91913Y100	 9,756		163,200		SH	Sole		137,600		25,600
WALGREEN CO	COM	931422109	10,075		233,595		SH	Sole		197,735		35,860
WELLPOINT	COM	94973V107	13,848		178,840		SH	Sole		151,600		27,240
YAHOO! INC	COM	984332106	12,411		384,723		SH	Sole		325,223		59,500
ZIMMER HDGS	COM	98956P102	 8,575		126,846		SH	Sole		106,876		19,970
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